Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Capital Structure
The capital structure of the Group consists of debts (which includes the borrowings, lease liabilities and trade and other payables, less cash and bank balances) and equity attributable to equity holders of the Company (comprising issued capital and reserves).

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Loans and borrowings (current and non-current) (Note 26)	2,203,000	2,341,432	336,805
Lease liabilities (current and non-current) (Note 25)	40,531	59,641	8,579
Trade and other payables (current and non-current) (Note 22)	9,632,463	8,328,774	1,198,057
Other financial liability (Note 28)	—	45,950	6,610
Less: Cash and bank balances (Note 16)	(5,331,555)	(4,850,743)	(697,758)

Net debts	6,544,439	5,925,054	852,293
Equity attributable to equity holders of the Company	8,859,152	9,008,946	1,295,896

Total capital and net debts	15,403,591	14,934,000	2,148,189